Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning Balance	€ 22,672	€ 18,940
Increase	4,374	12,813
Reductions	(8,068)	(9,081)
Ending Balance	18,978	22,672
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	13,008	8,062
Increase	1,225	9,980
Reductions	(3,307)	(5,034)
Ending Balance	10,926	13,008
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	1,912	3,123
Reductions	(814)	(1,211)
Ending Balance	1,098	1,912
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	5,957	5,687
Increase	1,180	2,630
Reductions	(2,661)	(2,360)
Ending Balance	4,476	5,957
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	1,196	1,132
Increase	177	203
Reductions	(232)	(139)
Ending Balance	1,141	1,196
Other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	599	936
Increase	1,792
Reductions	(1,054)	(337)
Ending Balance	€ 1,337	€ 599